Document and Entity Information	Aug. 13, 2019
Cover [Abstract]
Entity Registrant Name	UGI CORP /PA/
Security Exchange Name	NYSE
Entity Address, Address Line One	460 No.Gulph Road
Amendment Flag	false
Entity Central Index Key	0000884614
Document Type	8-K
Document Period End Date	Aug. 13, 2019
Entity Incorporation, State or Country Code	PA
Entity File Number	1-11071
Entity Tax Identification Number	23-2668356
Entity Address, City or Town	King of Prussia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	(610)
Local Phone Number	337-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	UGI
Entity Emerging Growth Company	false